10. Earnings per share (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Earnings Per Share Details Abstract
Income attributable to equity holders of the parent, continuing operations	$ 8,808,815	$ 26,525,968	$ 6,922,583
Income attributable to equity holders of the parent, discontinued operations	0	424,850	1,217,236
Income attributable to equity holders of the parent	$ 8,808,815	$ 26,950,818	$ 8,139,817
Weighted average number of ordinary shares	1,505,170,408	1,505,170,408	1,505,170,408